Risk management (Details 10) $ in Millions	Jun. 30, 2023 USD ($)
Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	$ 969	[1]
Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	1,349
Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	1,726
L I B O R 3 M [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	12	[1]
L I B O R 3 M [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	16
L I B O R 3 M [Member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	19
L I B O R 6 M [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	603	[1]
L I B O R 6 M [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	845
L I B O R 6 M [Member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	1,086
S O F R 3 M [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	91	[1],[2]
S O F R 3 M [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	118	[2]
S O F R 3 M [Member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	146	[2]
S O F R 6 M [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	17	[1],[2]
S O F R 6 M [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	24	[2]
S O F R 6 M [Member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	31	[2]
C D I [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	112	[1]
C D I [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	157
C D I [Member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	202
T J L P [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	56	[1]
T J L P [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	79
T J L P [Member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	101
I P C A [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	78	[1]
I P C A [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	110
I P C A [Member] | Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase Decrease In Risk Exposure Associated With Interst Rate Management	$ 141

[1]	The probable scenario was calculated considering the quotations of currencies and floating rates to which the debts are indexed.
[2]	It represents the Secured Overnight Financing Rate.